SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Disclosure of basis of preparation [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.1

BASIS OF PREPARATION

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements have been prepared on a historical cost basis. The consolidated financial statements are presented in Chinese Yuan (“CNY”) and all values are rounded to the nearest thousand, except when otherwise indicated.

Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries for the year ended December 31, 2018.

A subsidiary is an entity (including a structured entity), directly or indirectly, controlled by the Company.  Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee (i.e., existing rights that give the Group the current ability to direct the relevant activities of the investee).

When the Company has, directly or indirectly, less than a majority of the voting or similar right of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

(a)

 the contractual arrangement with the other vote holders of the investee;

(b)

 rights arising from other contractual arrangements; and

(c)

 the Group’s voting rights and potential voting rights.

The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. The results of subsidiaries are consolidated from the date on which the Group obtains control, and continue to be consolidated until the date that such control ceases. All significant intercompany accounts and transactions have been eliminated in full.

Profit or loss and each component of other comprehensive income are attributed to owners of the Company and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control above. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

If the Group loses control over a subsidiary, it derecognizes (i) the assets (including goodwill) and liabilities of the subsidiary, (ii) the carrying amount of any non-controlling interest and (iii) the cumulative translation differences recorded in equity; and recognizes (i) the fair value of the consideration received, (ii) the fair value of any investment retained and (iii) any resulting surplus or deficit in profit or loss. The Group’s share of components previously recognized in other comprehensive income is reclassified to profit or loss or retained earnings, as appropriate, on the same basis as would be required if the Group had directly disposed of the related assets or liabilities.

Going concern

As of December 31, 2018 and 2017, the Group had net current liabilities of CNY22.07 million (US$3.21 million) and CNY15.84 million, and shareholder’s deficiency in assets of CNY21.80 million (US$3.17 million) and CNY15.51 million, respectively. In view of these circumstances, the directors have given consideration to the future liquidity and performance of the Group and its available sources of finance in assessing whether the Group will have sufficient financial resources to continue as a going concern. In order to improve the Group’s liquidity and cash flows to sustain the Group as a going concern, the directors of the Company have undertaken certain measures to improve the cash flows of the Group, which include but are not limited to obtaining confirmations for continuous financial support from Feishang Group and Feishang Enterprise Group Co., Ltd. (“Feishang Enterprise”), entities controlled by Mr. Li Feilie, who is the principal beneficial shareholder of the Company, which state that Feishang Group and Feishang Enterprise would provide continuous financial support to the Group in relation to the going concern of its operations, including payments on debts and will not recall any amounts due to them until the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group. Accordingly, in the opinion of the directors, it is appropriate for the consolidated financial statements to be prepared on a going concern basis.

2.2

CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

The Group has adopted the following new and revised IFRSs for the first time for the current year's financial statements.

Amendments to IFRS 2	Classification and Measurement of Share-based Payment Transactions
Amendments to IFRS 4	Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts
IFRS 9	Financial Instruments
IFRS 15	Revenue from Contracts with Customers
Amendments to IFRS 15	Clarifications to IFRS 15 Revenue from Contracts with Customers
Amendments to IAS 40	Transfers of Investment Property
IFRIC 22	Foreign Currency Transactions and Advance Consideration
Annual Improvements 2014-2016 Cycle	Amendments to IFRS 1 and IAS 28

Except for the amendments to IFRS 2, amendments to IFRS 4, amendments to IAS 40, IFRIC 22 and Annual Improvements 2014-2016 Cycle, which are not relevant to the preparation of the consolidated financial statements, the nature and the impact of the new and revised IFRSs are described below:

(a)

IFRS 9 Financial Instruments replaces IAS 39 Financial Instruments: Recognition and Measurement from January 1, 2018

The comparative information is not restated and the Group recognized any transition adjustments in relation to the adoption of IFRS 9 against the opening balance of equity at January 1, 2018 as further disclosed below.

(1)

Classification and measurement

On January 1, 2018 (the date of initial application of IFRS 9), the Group’s management has classified its financial assets into the appropriate IFRS 9 categories. There was no significant effect resulting from this reclassification.

(2)

Impairment

IFRS 9 requires an impairment on debt instruments recorded at amortized cost or at fair value through other comprehensive income, lease receivables, loan commitments and financial guarantee contracts that are not accounted for at fair value through profit or loss under IFRS 9, to be recorded based on an expected credit loss model either on a twelve-month basis or a lifetime basis. The Group has no trade receivables and only has other receivables, and thus, the Group has applied the general approach and recorded twelve-month expected credit losses that were estimated based on the probability of default by applying a loss rate to its other receivables within the next twelve months. The effect of adoption on the consolidated financial statements was minimal.

(b)

IFRS 15 Revenue from Contracts with Customers and its amendments

IFRS 15 and its amendments replace IAS 11 Construction Contracts, IAS 18 Revenue and related interpretations and it applies, with limited exceptions, to all revenue arising from contracts with customers. IFRS 15 establishes a new five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer. The principles in IFRS 15 provide a more structured approach for measuring and recognizing revenue. The standard also introduces extensive qualitative and quantitative disclosure requirements, including disaggregation of total revenue, information about performance obligations, changes in contract asset and liability account balances between periods and key judgements and estimates. As a result of the application of IFRS 15, the Group has changed the accounting policy with respect to revenue recognition in Note 2.4(p) to the consolidated financial statements. The Group has adopted the standard from January 1, 2018. The effect of adoption of the standard on the consolidated financial statements was minimal.

There was no revenue generated by the Group during the years ended December 31, 2018 and 2017.

2.3

ISSUED BUT NOT YET EFFECTIVE INTERNATIONAL FINANCIAL REPORTING STANDARDS

The Group has not applied the following new and revised IFRSs, that have been issued but are not yet effective, in these financial statements:

Amendments to IFRS 3	Definition of a Business [2]
Amendments to IFRS 9	Prepayment Features with Negative Compensation [1]
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture [4]
IFRS 16	Leases [1]
IFRS 17	Insurance Contracts [3]
Amendments to IAS 1 and IAS 8	Definition of Material [2]
Amendments to IAS 19	Plan Amendment, Curtailment or Settlement[1]
Amendments to IAS 28	Long-term Interests in Associates and Joint Ventures[1]
IFRIC 23	Uncertainty over Income Tax Treatments [1]
Annual Improvements 2015-2017 Cycle	Amendments to IFRS 3, IFRS 11, IAS 12 and IAS 23 [1]

———————

[1]

Effective for annual periods beginning on or after January 1, 2019

[2]

Effective for annual periods beginning on or after January 1, 2020

[3]

Effective for annual periods beginning on or after January 1, 2021

[4]

No mandatory effective date yet determined but available for adoption

Of those standards, IFRS 16 will be applicable for the Group’s financial year ending December 31, 2019 and is expected to have some impact upon adoption. Whilst management has performed a detailed assessment of the estimated impacts of these standards, that assessment is based on the information currently available to the Group, including expectations of the application of transitional provision options and policy choices. The actual impacts upon adoption could be different to those below, depending on additional reasonable and supportable information being made available to the Group at the time of applying the standard and the transitional provisions and policy options finally adopted.

IFRS 16 replaces IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases - Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to recognize assets and liabilities for most leases. The standard includes two elective recognition exemptions for lessees – leases of low-value assets and short-term leases. At the commencement date of a lease, a lessee will recognize a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset). The right-of-use asset is subsequently measured at cost less accumulated depreciation and any impairment losses unless the right-of-use asset meets the definition of investment property in IAS 40, or relates to a class of property, plant and equipment to which the revaluation model is applied and the lessee elects to apply that model to the right-of-use asset. The lease liability is subsequently increased to reflect the interest on the lease liability and reduced for the lease payments. Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset. Lessees will also be required to remeasure the lease liability upon the occurrence of certain events, such as change in the lease term and change in future lease payments resulting from a change in an index or rate used to determine those payments. Lessees will generally recognize the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset. Lessor accounting under IFRS 16 is substantially unchanged from the accounting under IAS 17. Lessors will continue to classify all leases using the same classification principle as in IAS 17 and distinguish between operating leases and finance leases. IFRS 16 requires lessees and lessors to make more extensive disclosures than under IAS 17. Lessees can choose to apply the standard using either a full retrospective or a modified retrospective approach. The Group will adopt IFRS 16 from January 1, 2019. The Group plans to adopt the transitional provisions in IFRS 16 to recognize the cumulative effect of initial adoption as an adjustment to the opening balance of retained earnings at January 1, 2019 and will not restate the comparatives. In addition, the Group plans to apply the new requirements to contracts that were previously identified as leases applying IAS 17 and measure the lease liability at the present value of the remaining lease payments, discounted using the Group’s incremental borrowing rate at the date of initial application. The right-of-use asset will be measured at the amount of the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to the lease recognized in the statement of financial position immediately before the date of initial application. The Group plans to use the exemptions allowed by the standard on lease contracts whose lease terms end within 12 months as of the date of initial application. During 2018, the Group has performed a detailed assessment on the impact of adoption of IFRS 16. The Group has estimated that right-of-use assets of CNY1.80 million and lease liabilities of CNY1.80 million will be recognized at January 1, 2019.

2.4

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)

Business combinations

The acquisition of subsidiaries and businesses under common control, where applicable, has been accounted for using merger accounting. The financial statements of the combining entities or businesses under common control are prepared for the same reporting period as the Company, using consistent accounting policies.

The merger method of accounting involves incorporating the financial statement items of the combining entities or businesses in which the common control combinations occurs as if they had been combined from the date when the combining entities or businesses first came under the control of the controlling shareholder. The net assets of the combining entities or businesses are combined using the existing book values from the controlling shareholder’s perspective. No amount is recognized in respect of goodwill or the excess of the acquirers’ interest in the net fair value of acquirees’ identifiable assets, liabilities and contingent liabilities over the cost of investment at the time of common control combination.

The consolidated statement of profit or loss includes the results of each of the combining entities or businesses from the earliest date presented or since the date when the combining entities or businesses first came under common control or since their respective dates of incorporation/establishment, where this is a shorter period, regardless of the date of the common control combination. All intra-group balances, transactions, unrealized gains and losses resulting from intra-group transactions and dividends are eliminated on consolidation.

Business combinations, other than business combinations under common control, are accounted for using the acquisition method. The consideration transferred is measured at the acquisition date fair value which is the sum of the acquisition date fair values of assets transferred by the Group, liabilities assumed by the Group to the former owner of the acquiree and the equity interests issued by the Group in exchange for control of the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree that are present ownership interests and entitle their holders to a proportionate share of net assets in the event of liquidation at fair value or at the proportionate share of the acquiree’s identifiable net assets.  All other components of non-controlling interests are measured at fair value. Acquisition-related costs are expensed as incurred.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts of the acquiree.

If the business combination is achieved in stages, the acquisition date fair value of the acquirer’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date through the consolidated statement of profit or loss.

Any contingent consideration to be transferred by the acquirer is recognized at fair value at the acquisition date. Contingent consideration classified as an asset or liability is measured at fair value with changes in fair value recognized in profit or loss. If the contingent consideration is not within the scope of IAS 39, it is measured in accordance with the appropriate IFRSs. Contingent consideration that is classified as equity is not remeasured and subsequent settlement is accounted for within equity.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred, the amount recognized for non-controlling interests and any fair value of the Group’s previously held equity interests in the acquiree over the identifiable net assets acquired and liabilities assumed. If the sum of this consideration and other items is lower than the fair value of the net assets of the subsidiary acquired, the difference is, after reassessment, recognized in the consolidated statement of profit or loss as a gain on bargain purchase.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. The Group performs its annual impairment test of goodwill as at December 31. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units, or groups of cash-generating units, that are expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the Group are assigned to those units or groups of units.

Impairment is determined by assessing the recoverable amount of the cash-generating unit (group of cash-generating units) to which the goodwill relates. Where the recoverable amount of the cash-generating unit (group of cash-generating units) is less than the carrying amount, an impairment loss is recognized. An impairment loss recognized for goodwill is not reversed in a subsequent period.

Where goodwill has been allocated to a cash-generating unit (or group of cash-generating units) and part of the operation within that until is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on the disposal. Goodwill disposed of in these circumstances is measured based on the relative value of the operation disposed of and the portion of the cash-generating unit retained.

(b)

Related parties

A party is considered to be related to the Group if:

(1)

the party is a person or a close member of that person’s family and that person

(i)

has control or joint control over the Group;

(ii)

has significant influence over the Group; or

(iii)

is a member of the key management personnel of the Group or of a parent of the Group;

or

(2)

the party is an entity where any of the following conditions applies:

(i)

the entity and the Group are members of the same group;

(ii)

one entity is an associate or joint venture of the other entity (or of a parent, subsidiary or fellow subsidiary of the other entity);

(iii)

the entity and the Group are joint ventures of the same third party;

(iv)

one entity is a joint venture of a third entity and the other entity is an associate of the third entity;

(v)

the entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group;

(vi)

the entity is controlled or jointly controlled by a person identified in (1);

(vii)

a person identified in (1)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity); and

(viii)

the entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the parent of the Group.

(c)

Property, plant and equipment and depreciation

Property, plant and equipment comprise buildings, mining structures, mining rights, machinery and equipment, motor vehicles, exploration rights and construction in progress.

Exploration rights are capitalized and amortized over the term of the license granted to the Group by the authorities.

When proved and probable coal reserves have been determined, costs incurred to develop coal mines are capitalized as part of the cost of the mining structures.

Buildings, mining structures, machinery and equipment, and motor vehicles are stated at cost less accumulated depreciation and any impairment losses. Expenditures for routine repairs and maintenance are expensed as incurred.

Mining rights are stated at cost less accumulated amortization and any impairment losses. The costs of mining rights are initially capitalized when purchased. If proved and probable reserves are established for a property and it has been determined that a mineral property can be economically developed, costs are capitalized and are amortized upon production based on actual units of production over the estimated proved and probable reserves of the mines. For mining rights in which proved and probable reserves have not yet been established, the Group assesses the carrying value for impairment at the end of each reporting period. The Group’s rights to extract minerals are contractually limited by time. However, the Group believes that it will be able to extend its licenses.

Mining related buildings, mining structures and mining related machinery and equipment are stated at cost less accumulated depreciation and any impairment losses. Those mining related assets for which proved and probable reserves have been established are depreciated upon production based on actual units of production over the estimated proved and probable reserves of the mines.

Reserve estimates are reviewed when information becomes available that indicates a reserve change is needed, or at a minimum once a year. Any material effect from changes in estimates is considered in the period the change occurs.

Depreciation for the following items is calculated on the straight-line basis over each asset’s estimated useful life down to the estimated residual value of each asset.

Estimated useful lives are as follows:

Non-mining related buildings	8 - 35 years
Non-mining related machinery and equipment	3 - 15 years
Motor vehicles	4 - 8 years

Residual values, useful lives and the depreciation method are reviewed and, adjusted if appropriate, at each reporting date.

When properties are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts and any profit or loss on disposition is recognized in the statement of profit or loss.

Construction in progress is carried at cost and is to be depreciated when placed into service over the estimated useful lives or units of production of those assets. Construction costs are capitalized as incurred. Interest is capitalized as incurred during the construction period.

Expenditure incurred after items of property, plant and equipment have been put into operation, such as repairs and maintenance, is normally charged to the statement of profit or loss in the period in which it is incurred.  In situations where the recognition criteria are satisfied, the expenditure for a major inspection is capitalized in the carrying amount of the asset as a replacement.  Where significant parts of property, plant and equipment are required to be replaced at intervals, the Group recognizes such parts as individual assets with specific useful lives and depreciates them accordingly.

(d)

Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Group. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1 – based on quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2 – based on valuation techniques for which the lowest level input that is significant to the fair value measurement is observable, either directly or indirectly

Level 3 – based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

(e)

Exploration and evaluation costs

Exploration and evaluation assets include topographical and geological surveys, exploratory drilling, sampling and trenching and activities in relation to commercial and technical feasibility studies, and expenditure incurred to secure further mineralization in existing bodies and to expand the capacity of a mine. Expenditure incurred prior to acquiring legal rights to explore an area is expensed as incurred.

Once the exploration right to explore has been acquired, exploration and evaluation expenditure is charged to the consolidated statement of profit or loss as incurred, unless a future economic benefit is more likely than not to be realized. Exploration and evaluation assets acquired in a business combination are initially recognized at fair value. They are subsequently stated at cost less accumulated impairment.

When it can be reasonably ascertained that a mining property is capable of commercial production, exploration and evaluation costs are transferred to tangible or intangible assets according to the nature of the exploration and evaluation assets. If any project is abandoned during the evaluation stage, the total expenditure thereon will be written off.

(f)

Impairment of non-financial assets

Where an indication of impairment exists, or when annual impairment testing for an asset is required (other than inventories, financial assets, etc.), the asset’s recoverable amount is estimated.

An impairment exists when the carrying value of an asset or cash-generating unit exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use, and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the recoverable amount is determined for the cash-generating unit to which the asset belongs. The calculation of fair value less costs of disposal is based on available data from binding sales transactions in arm’s length transactions of similar assets or observable market prices less incremental costs for disposing of the asset or other appropriate valuation techniques. The value in use calculation is based on a discounted cash flow model, using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. An impairment loss is charged to the consolidated statement of profit or loss in the period in which it arises in those categories consistent with the function of the impaired asset.

An assessment is made at the end of each reporting period as to whether there is an indication that previously recognized impairment losses may no longer exist or may have decreased. If such an indication exists, the recoverable amount is estimated. A previously recognized impairment loss of an asset other than goodwill is reversed only if there has been a change in the estimates used to determine the recoverable amount of that asset, but not to an amount higher than the carrying amount that would have been determined (net of any depreciation/amortization) had no impairment loss been recognized for the asset in prior years.

(g)

Investments and other financial assets

(i)

Policies under IFRS 9 applicable from January 1, 2018

The Group’s financial assets within the scope of IFRS 9 are all classified as financial assets at amortized cost. All financial assets are recognized initially at fair value plus transaction costs that are attributable to the acquisition of the financial assets.

Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income, and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them.  With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient of not adjusting the effect of a significant financing component, the Group initially measures a financial asset at its fair value, plus in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15 in accordance with the policies set out in Note 2.4(p) “Revenue recognition - Applicable from January 1, 2018” below.

In order for a financial asset to be classified and measured at amortized cost or fair value through other comprehensive income, it needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

All regular way purchases and sales of financial assets are recognized on the trade date, that is, the date that the Group commits to purchase or sell the asset. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the period generally established by regulation or convention in the marketplace.

Subsequent measurement

The subsequent measurement of financial assets depends on their classification as follows:

Financial assets at amortized cost (debt instruments)

The Group measures financial assets at amortized cost if both of the following conditions are met:

•

The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows.

•

The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized in the statement of profit or loss when the asset is derecognized, modified or impaired.

Fair value of financial assets at amortized cost

As at December 31, 2018, the carrying values of other financial assets approximated to their fair values due to the short-term maturities of these instruments.

(ii)

Policies under IAS 39 applicable before January 1, 2018

The Group’s financial assets within the scope of IAS 39 are all classified as loans and receivables. All financial assets are recognized initially at fair value plus transaction costs that are attributable to the acquisition of the financial assets.

All regular way purchases and sales of financial assets are recognized on the trade date, that is, the date that the Group commits to purchase or sell the asset. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the period generally established by regulation or convention in the marketplace.

Subsequent measurement of loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are included in current assets, except for those with maturities greater than 12 months after the reporting date, which are classified as non-current assets. Loans and receivables are included in “prepayments”, “other receivables” and “cash and cash equivalents” in the consolidated statement of financial position. These assets are subsequently carried at amortized cost using the effective interest method less any provision for impairment. Gains and losses are recognized in interest income or finance costs in the consolidated statement of profit or loss when the loans and receivables are derecognized as well as through the amortization process.

Fair value of loans and receivables

The carrying values of other financial assets approximated to their fair values due to the short-term maturities of these instruments.

(h)

Derecognition of financial assets (policies under IFRS 9 applicable from January 1, 2018 and policies under IAS 39 applicable before January 1, 2018)

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated statement of financial position) when:

•

the rights to receive cash flows from the asset have expired; or

•

the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risk and rewards of ownership of the asset. When it has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of the Group's continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

(i)

Impairment of financial assets

(i)

Policies under IFRS 9 applicable from January 1, 2018

The Group recognizes an allowance for ECLs for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

General approach

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12 months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

At each reporting date, the Group assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. When making the assessment, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition and considers reasonable and supportable information that is available without undue cost or effort, including historical and forward-looking information.

The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

Debt investments at fair value through other comprehensive income and financial assets at amortized cost are subject to impairment under the general approach and they are classified within the following stages for measurement of ECLs except for trade receivables which apply the simplified approach as detailed below:

Stage 1 – Financial instruments for which credit risk has not increased significantly since initial recognition and for which the loss allowance is measured at an amount equal to 12-month ECLs

Stage 2 – Financial instruments for which credit risk has increased significantly since initial recognition but that are not credit-impaired financial assets and for which the loss allowance is measured at an amount equal to lifetime ECLs

Stage 3 – Financial assets that are credit-impaired at the reporting date (but that are not purchased or originated credit-impaired) and for which the loss allowance is measured at an amount equal to lifetime ECLs

Simplified approach

For trade receivables and contract assets that do not contain a significant financing component or when the Group applies the practical expedient of not adjusting the effect of a significant financing component, the Group applies the simplified approach in calculating ECLs. Under the simplified approach, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

(ii)

Impairment of financial assets (policies under IAS 39 applicable before January 1, 2018)

Impairment of loans and receivables

The Group assesses at the end of each reporting date whether there is objective evidence that the loans and receivables are impaired. The Group first assesses whether impairment exists individually for loans and receivables that are individually significant, or collectively for loans and receivables that are not individually significant. If the Group determines that no objective evidence of impairment exists for an individually assessed loans and receivables, whether significant or not, it includes the asset in a group of loans and receivables with similar credit risk characteristics and collectively assesses them for impairment. Loans and receivables that are individually assessed for impairment and for which an impairment loss is, or continues to be, recognized are not included in a collective assessment of impairment.

The amount of any impairment loss identified is measured as the difference between the asset's carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not yet been incurred).  The present value of the estimated future cash flows is discounted at the financial asset's original effective interest rate (i.e., the effective interest rate computed at initial recognition). The carrying amount of the asset is reduced through the use of an allowance account and the loss is recognized in the consolidated statement of profit or loss. Interest income continues to be accrued on the reduced carrying amount and is accrued using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss. Loans and receivables together with any associated allowance are written off when there is no realistic prospect of future recovery and all collateral has been realized or has been transferred to the Group.

If, in a subsequent year, the amount of the estimated impairment loss increases or decreases because of an event occurring after the impairment was recognized, the previously recognized impairment loss is increased or reduced by adjusting the allowance account. Any subsequent reversal of an impairment loss is recognized in the consolidated statement of profit or loss, to the extent that the carrying value of the asset does not exceed amortized cost at the reversal date.

In relation to trade and other receivables, a provision for impairment is made when there is objective evidence (such as the probability of insolvency or significant financial difficulties of the debtor and significant changes in the technological, market, economic or legal environment that have an adverse effect on the debtor) that the Group will not be able to collect all of the amounts due under the original terms of an invoice.

(j)

Financial liabilities (policies under IFRS 9 applicable from January 1, 2018 and IAS 39 applicable before January 1, 2018)

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Group’s financial liabilities include trade payables, and financial liabilities included in other payables and accrued liabilities.

Subsequent measurement

The subsequent measurement of financial liabilities depends on their classification as follows:

Loans and borrowings

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost, using the effective interest rate method unless the effect of discounting would be immaterial, in which case they are stated at cost. Gains and losses are recognized in the statement of profit or loss when the liabilities are derecognized as well as through the effective interest rate amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in finance costs in the statement of profit or loss.

Derecognition of financial liabilities (policies under IFRS 9 applicable from January 1, 2018 and IAS 39 applicable before January 1, 2018)

A financial liability is derecognized when the obligation under the liability is discharged or cancelled, or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and a recognition of a new liability, and the difference between the respective carrying amounts is recognized in the statement of profit or loss.

(k)

Offsetting of financial instruments (policies under IFRS 9 applicable from January 1, 2018 and IAS 39 applicable before January 1, 2018)

Financial assets and financial liabilities are offset and the net amount is reported in the statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

(l)

Cash and cash equivalents

For the purpose of the consolidated statement of cash flows, cash and cash equivalents comprise cash on hand and demand deposits, and short-term highly liquid investments that are readily convertible into known amounts of cash, are subject to an insignificant risk of changes in value, and have a short-term maturity of generally within three months when acquired, less bank overdrafts which are repayable on demand and form an integral part of the Group’s cash management.

For the purpose of the consolidated statement of financial position, cash and cash equivalents comprise cash on hand and at banks, including term deposits, and assets similar in nature to cash, which are not restricted as to use.

(m)

Employee benefits

Pension obligations

The Group contributes on a monthly basis to various defined contribution retirement benefit plans administered by the PRC government. The relevant government agencies undertake to assume the retirement benefit obligation payable to all existing and future retired employees under these plans and the Group has no further obligation for post-retirement benefits beyond the contributions made. Further information is set out in Note 11.

Housing funds

All full-time employees of the Group are entitled to participate in various government-sponsored housing funds. The Group contributes on a monthly basis to these funds based on certain percentages of the salaries of the employees. The Group's liability in respect of these funds is limited to the contributions payable in each year.

(n)

Asset retirement obligations

The Group’s legal or constructive obligations associated with the retirement of non-financial assets are recognized at fair value at the time the obligations are incurred and if it is probable that an outflow of resources will be required to settle the obligation, and a reasonable estimate of fair value can be made. Upon initial recognition of a liability, a corresponding amount is capitalized as part of the carrying amount of the related property, plant and equipment. Asset retirement obligations are regularly reviewed by management and are revised for changes in future estimated costs and regulatory requirements. Changes in the estimated timing of retirement or future estimated costs are dealt prospectively by recording an adjustment against the carrying value of the provision and a corresponding adjustment to property and equipment. Depreciation of the capitalized asset retirement cost is generally determined on a units-of-production basis. Accretion of the asset retirement obligation is recognized over time and generally will escalate over the life of the producing asset, typically as production declines. Accretion is included in the finance costs in the consolidated statement of profit or loss. Any difference between the recorded obligation and the actual costs of reclamation is recorded in the consolidated statement of profit or loss in the period the obligation is settled.

(o)

Borrowing costs

Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds. Borrowing costs directly relating to the acquisition, construction or production of a qualifying asset that necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the respective assets. The capitalization of such borrowing costs ceases when the assets are substantially ready for their intended use or sale. All other borrowing costs are expensed in the period in which they are incurred.

(p)

Revenue recognition

(i)

Applicable from January 1, 2018

Revenue from contracts with customers

Revenue from contracts with customers is recognized when control of goods or services is transferred to the customers at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services.

When the consideration in a contract includes a variable amount, the amount of consideration is estimated to which the Group will be entitled in exchange for transferring the goods or services to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved.

When the contract contains a financing component which provides the customer a significant benefit of financing the transfer of goods or services to the customer for more than one year, revenue is measured at the present value of the amount receivable, discounted using the discount rate that would be reflected in a separate financing transaction between the Group and the customer at contract inception. When the contract contains a financing component which provides the Group a significant financial benefit for more than one year, revenue recognized under the contract includes the interest expense accreted on the contract liability under the effective interest method. For a contract where the period between the payment by the customer and the transfer of the promised goods or services is one year or less, the transaction price is not adjusted for the effects of a significant financing component, using the practical expedient in IFRS 15.

There was no revenue generated by the Group during the years ended December 31, 2018 and 2017.

Other income

Interest income is recognized on an accrual basis using the effective interest method by applying the rate that exactly discounts the estimated future cash receipts over the expected life of the financial instrument or a shorter period, when appropriate, to the net carrying amount of the financial asset.

(ii)

Applicable before January 1, 2018

Revenue is measured at the fair value of the consideration received or receivable. Provided it is probable that the economic benefits will flow to the Group and the revenue and costs, if applicable, can be measured reliably, revenue is recognized in profit or loss as follows:

The Group sells its products pursuant to sales contracts entered into with its customers. Revenue from all products is recognized when the significant risks and rewards of ownership have been transferred to the customer, provided that the Group does not maintain neither managerial involvement to the degree usually associated with ownership nor effective control over the goods sold, and when collectability is reasonably assured. The transfer of the significant risks and rewards of ownership to the customer is based on the terms of the sales contract, generally upon delivery and acceptance of the product by the customer.

In accordance with the relevant tax laws in the PRC, value-added tax (“VAT”) is levied on the invoiced value of sales and is payable by the purchaser. The Group is required to remit the VAT it collects to the tax authority, but may deduct the VAT it has paid on eligible purchases. The difference between the amounts collected and paid is presented as VAT recoverable or payable in the consolidated statement of financial position. The Group recognizes revenues net of VAT.

Interest income is recognized on an accrual basis using the effective interest method by applying the rate that exactly discounts the estimated future cash receipts over the expected life of the financial instrument or a shorter period, when appropriate, to the net carrying amount of the financial asset.

(q)

Contract assets (applicable from January 1, 2018)

A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Group performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional.

(r)

Contract liabilities (applicable from January 1, 2018)

A contract liability is the obligation to transfer goods or services to a customer for which the Group has received a consideration (or an amount of consideration that is due) from the customer. If a customer pays the consideration before the Group transfers goods or services to the customer, a contract liability is recognized when the payment is made or the payment is due (whichever is earlier).  Contract liabilities are recognized as revenue when the Group performs under the contract.

(s)

Government grants

Government grants are recognized at their fair value where there is reasonable assurance that the grant will be received and all attaching conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the period that the costs, which it is intended to compensate, are expensed.

Where the grant relates to an asset, the fair value is credited to a deferred income account and is released to the consolidated statement of profit or loss over the expected useful life of the relevant asset by equal annual instalments or deducted from the carrying amount of the asset and released to the consolidated statement of profit or loss by way of a reduced depreciation charge.

(t)

Income taxes

Income tax comprises current and deferred tax. Income tax relating to items recognized outside profit or loss is recognized outside profit or loss, either as other comprehensive income or loss, or directly in equity.

Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantially enacted, by the end of the reporting date, taking into consideration interpretations and practices prevailing in the countries where the Group operates and generates taxable income.

Deferred tax is provided, using the liability method, on all temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

•

when the deferred tax liability arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•

in respect of taxable temporary differences associated with investments in subsidiaries, where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carryforward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carryforward of unused tax credits and unused tax losses can be utilized, except:

•

where the deferred tax assets relating to the deductible temporary differences arise from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

•

in respect of deductible temporary differences associated with investments in subsidiaries, deferred tax assets are only recognized to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it is probable that it has become probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax assets and deferred tax liabilities are offset if and only if the Group has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

(u)

Foreign currencies

The functional currency of substantially all the operations of the Group is the CNY, the national currency of the PRC. Transactions denominated in currencies other than the CNY recorded by the entities of the Group are initially recorded using their respective functional currency rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in other currencies have been translated into CNY at the functional currency rates of exchange prevailing at the end of the reporting period. The resulting exchange gains or losses are credited or charged to the consolidated statement of profit or loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the date of the initial transactions.

The consolidated financial statements of certain overseas subsidiary operations with a functional currency other than the CNY have been translated into CNY. The assets and liabilities of these entities have been translated using the exchange rates prevailing at the reporting date and their consolidated statements of profit or loss have been translated using the weighted average exchange rate for the year. Resulting translation adjustments are reported as a separate component of other comprehensive income.

On disposal of a foreign operation, the deferred cumulative amount recognized in equity relating to that particular foreign operation is recognized in the consolidated statement of profit or loss.

(v)

Convenience translation

The consolidated financial statements are stated in CNY. The translation of amounts from CNY into US$ is supplementary information and is included solely for the convenience of the readers and has been made at the rate of exchange quoted by UKForex on December 31, 2018 of US$1.00 = CNY6.8785. No representation is made that the CNY amounts could have been, or could be, converted into US$ at that rate on December 31, 2018 or at any other date.

(w)

Provisions

A provision is recognized when a present obligation (legal or constructive) has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation.

When the effect of discounting is material, the amount recognized for a provision is the present value at the end of the reporting period of the future expenditures expected to be required to settle the obligation. The increase in the discounted present value amount arising from the passage of time is included in finance costs in the consolidated statement of profit or loss.

(x)

Leases

Leases that transfer substantially all the rewards and risks of ownership of assets to the Group, other than legal title, are accounted for as finance leases. At the inception of a finance lease, the cost of the leased asset is capitalized at the lower of its fair value of the present value of the minimum lease payments and recorded together with the obligation, excluding the interest element, to reflect the purchase and financing. Assets held under capitalized finance leases are included in property, plant and equipment, and depreciated over the shorter of the lease terms and the estimated useful lives of the assets. The finance costs of such leases are charged to the consolidated statement of profit or loss so as to provide a constant periodic rate of charge over the lease terms.

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Where the Group is the lessee, rentals payable under operating leases net of any incentives received from the lessor are charged to the consolidated statement of profit or loss on the straight-line basis over the lease terms.

Prepaid land lease payments under operating leases are initially stated at cost and subsequently recognized on the straight-line basis over the lease terms.

(y)

Dividends

Final dividends are recognized as a liability when they are approved by the directors in a general meeting.

Interim dividends are simultaneously proposed and declared, because the Company's memorandum and articles of association grant the directors the authority to declare interim dividends.  Consequently, interim dividends are recognized immediately as a liability when they are proposed and declared.

2.5

SIGNIFICANT ACCOUNTING ESTIMATES AND ASSUMPTIONS

The preparation of the consolidated financial statements in conformity with IFRSs requires management to make judgements, estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the asset or liability affected in future periods.

Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are discussed below. The Group has based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

(i)

Income taxes

There are certain transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. The Group recognizes liabilities based on estimates of whether additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were initially recorded, the differences will be reflected in the income tax and deferred tax provisions in the period in which the determination is made.